SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           -------------------------------------   Percent Change
                                           December 31, 1995   December 31, 1996   in Unit Value
                                           -----------------   -----------------   --------------
 MFS REGATTA CONTRACTS:
   Capital Appreciation Series -- Level
    1....................................      $20.6225            $24.7064           +19.80
   Capital Appreciation Series -- Level
    2....................................       10.0000*             9.9433           - 0.57**
   Government Securities Series -- Level
    1....................................       15.5323             15.5644           + 0.21
   Government Securities Series -- Level
    2....................................       10.0000*             9.9641           - 0.36**
   High Yield Series -- Level 1..........       17.8678             19.7545           +10.56
   Managed Sectors Series -- Level 1.....       18.9987             22.0312           +15.96
   Managed Sectors Series -- Level 2.....       10.0000*             9.8974           - 1.03**
   Money Market Series -- Level 1........       12.2910             12.7175           + 3.47
   Money Market Series -- Level 2........       10.0000*            10.0240           + 0.24**
   Total Return Series -- Level 1........       17.8185             20.0405           +12.47
   Total Return Series -- Level 2........       10.0000*            10.0182           + 0.18**
   World Governments Series -- Level 1...       16.2514             16.7734           + 3.21
   World Governments Series -- Level 2...       10.0000*            10.0242           + 0.24**
 MFS REGATTA GOLD CONTRACTS:
   Capital Appreciation Series...........      $18.8392            $22.5700           +19.80
   Conservative Growth Series............       16.1344             19.9527           +23.67
   Emerging Growth Series................       12.5675             14.5136           +15.49
   MFS/Foreign & Colonial Emerging
    Markets Equity Series................       10.0000*             9.9199           - 0.80**
   MFS/Foreign & Colonial International
    Growth Series........................       10.0000*             9.7480           - 2.52**
   MFS/Foreign & Colonial International
    Growth and Income Series.............       10.0942             10.4404           + 3.43
   Government Securities Series..........       13.0981             13.1252           + 0.21
   High Yield Series.....................       14.7137             16.2674           +10.56
   Managed Sectors Series................       15.9925             18.5452           +15.96
   Money Market Series...................       11.0111             11.3932           + 3.47
   Research Series.......................       13.3663             16.3209           +22.10
   Total Return Series...................       14.8406             16.6932           +12.48
   Utilities Series......................       12.2403             14.5260           +18.67
   Value Series..........................       10.0000*            10.9234           + 9.23**
   World Asset Allocation Series.........       12.0393             13.7702           +14.38
   World Governments Series..............       13.2523             13.6780           + 3.21
   World Growth Series...................       12.3321             13.7523           +11.52
   World Total Return Series.............       11.6516             13.1290           +12.68

 *Reflects unit value on date of commencement of operations.
**Not annualized.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 1996

 Assets:
   Investments in MFS/Sun Life Series Trust:                                              Shares          Cost           Value
                                                                                        -----------  --------------  --------------
     Capital Appreciation Series ("CAS")..............................................   25,132,284  $  766,909,799  $  900,536,472
     Conservative Growth Series ("CGS")...............................................   19,770,779     401,011,161     523,882,326
     Emerging Growth Series ("EGS")...................................................   16,666,213     230,812,345     247,167,495
     MFS/Foreign & Colonial Emerging Markets Equity Series ("FCE")....................      327,100       3,224,047       3,271,436
     MFS/Foreign & Colonial International Growth Series ("FCI").......................      562,577       5,592,414       5,528,287
     MFS/Foreign & Colonial International Growth and Income Series ("FCG")............    3,306,816      34,327,842      35,129,529
     Government Securities Series ("GSS").............................................   24,278,758     306,999,943     312,399,099
     High Yield Series ("HYS")........................................................   17,514,023     154,164,774     161,352,366
     Managed Sectors Series ("MSS")...................................................    9,317,147     215,659,135     244,571,670
     Money Market Series ("MMS")......................................................  361,990,229     361,990,229     361,990,229
     Research Series ("RES")..........................................................   19,366,153     278,182,415     320,982,471
     Total Return Series ("TRS")......................................................   64,136,813   1,023,618,937   1,246,814,708
     Utilities Series ("UTS").........................................................    4,863,242      54,423,213      68,022,646
     Value Series ("VAL").............................................................    1,517,402      15,964,246      16,708,887
     World Asset Allocation Series ("WAA")............................................    5,558,878      69,593,015      76,595,693
     World Governments Series ("WGS").................................................   11,343,137     133,129,911     127,697,954
     World Growth Series ("WGR")......................................................   14,821,543     177,938,986     193,180,439
     World Total Return Series ("WTR")................................................    2,817,773      33,508,607      37,379,327
                                                                                                     --------------  --------------
                                                                                                     $4,267,051,019  $4,883,211,034
                                                                                                     --------------
                                                                                                     --------------
 Liability:
   Payable to sponsor..............................................................................................         193,982
                                                                                                                     --------------
         Net assets................................................................................................  $4,883,017,052
                                                                                                                     --------------
                                                                                                                     --------------

                                                      Applicable to Owners of           Reserve
                                                Deferred Variable Annuity Contracts       for
                                              ---------------------------------------   Variable
 NET ASSETS APPLICABLE TO CONTRACT OWNERS:      Units     Unit Value       Value       Annuities       Total
                                              ----------  ----------   --------------  ----------  --------------
   MFS Regatta Contracts:
     CAS -- Level 1.........................   6,316,305   $24.7064    $  156,017,899  $  312,018  $  156,329,917
     CAS -- Level 2.........................      58,968     9.9433           586,262      --             586,262
     GSS -- Level 1.........................   3,362,650    15.5644        52,333,731     105,552      52,439,283
     GSS -- Level 2.........................      55,891     9.9641           557,001      --             557,001
     HYS -- Level 1.........................   1,204,380    19.7545        23,789,006       6,482      23,795,488
     MSS -- Level 1.........................   2,202,213    22.0312        48,508,121     154,423      48,662,544
     MSS -- Level 2.........................      14,270     9.8974           141,231      --             141,231
     MMS -- Level 1.........................   3,859,738    12.7175        49,130,387      70,057      49,200,444
     MMS -- Level 2.........................      59,562    10.0240           597,029      --             597,029
     TRS -- Level 1.........................  12,461,003    20.0405       249,689,122   1,231,911     250,921,033
     TRS -- Level 2.........................      32,548    10.0182           325,990      --             325,990
     WGS -- Level 1.........................   1,460,289    16.7734        24,491,432      70,682      24,562,114
     WGS -- Level 2.........................       3,325    10.0242            33,342      --              33,342
                                                                       --------------  ----------  --------------
                                                                       $  606,200,553  $1,951,125  $  608,151,678
                                                                       --------------  ----------  --------------
                                                   (continued)

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                      Applicable to Owners of           Reserve
                                                Deferred Variable Annuity Contracts       for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     ---------------------------------------   Variable
  (CONTINUED):                                  Units     Unit Value       Value       Annuities       Total
                                              ----------  ----------   --------------  ----------  --------------
   MFS Regatta Gold Contracts:
     CAS....................................  32,796,793   $22.5700    $  740,124,719  $3,625,224  $  743,749,943
     CGS....................................  26,199,975    19.9527       522,718,845   1,066,236     523,785,081
     EGS....................................  16,998,044    14.5136       246,685,538     353,268     247,038,806
     FCE....................................     329,630     9,9199         3,269,984      --           3,269,984
     FCI....................................     564,742     9.7480         5,505,724      --           5,505,724
     FCG....................................   3,360,596    10.4404        35,086,469      44,540      35,131,009
     GSS....................................  19,714,114    13.1252       258,776,682     585,330     259,362,012
     HYS....................................   8,424,289    16.2674       137,014,091     379,983     137,394,074
     MSS....................................  10,541,726    18.5452       195,501,650     249,088     195,750,738
     MMS....................................  27,275,583    11.3932       310,768,495   1,123,193     311,891,688
     RES....................................  19,577,745    16.3209       319,523,687   1,325,790     320,849,477
     TRS....................................  59,508,016    16.6932       993,286,276   1,708,347     994,994,623
     UTS....................................   4,671,192    14.5260        67,842,478      94,818      67,937,296
     VAL....................................   1,520,787    10.9234        16,612,132      --          16,612,132
     WAA....................................   5,539,010    13.7702        76,273,571     279,123      76,552,694
     WGS....................................   7,510,766    13.6780       102,745,888     402,541     103,148,429
     WGR....................................  13,989,946    13.7523       192,388,258     837,846     193,226,104
     WTR....................................   2,836,079    13.1290        37,233,242     151,430      37,384,672
                                                                       --------------  ----------  --------------
                                                                       $4,261,357,729  $12,226,757 $4,273,584,486
                                                                       --------------  ----------  --------------
   MFS Regatta Classic Contracts:
     CAS....................................       1,892   $ 9.8765    $       18,695  $   --      $       18,695
     CGS....................................       3,545     9.8549            34,931      --              34,931
     EGS....................................       9,744     9.5644            93,182      --              93,182
     FCE....................................         140    10.4127             1,452      --               1,452
     FCI....................................       2,249    10.0270            22,563      --              22,563
     GSS....................................       6,514     9.9631            64,981      --              64,981
     HYS....................................       8,219    10.0910            82,946      --              82,946
     MMS....................................      13,813    10.0239           138,477       3,211         141,688
     RES....................................      25,665     9.8296           253,132      --             253,132
     TRS....................................      40,575     9.9034           401,899       3,152         405,051
     VAL....................................       9,578    10.1034            96,755      --              96,755
     WAA....................................       6,448    10.0430            64,803      --              64,803
     WGR....................................          71    10.0000               709      --                 709
                                                                       --------------  ----------  --------------
                                                                       $    1,274,525  $    6,363  $    1,280,888
                                                                       --------------  ----------  --------------
         Net assets.................................................   $4,868,832,807  $14,184,245 $4,883,017,052
                                                                       --------------  ----------  --------------
                                                                       --------------  ----------  --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF OPERATIONS -- Year Ended December 31, 1996

                                           CAS             CGS            EGS            FCE           FCI
                                       Sub-Account     Sub-Account    Sub-Account    Sub-Account*  Sub-Account*
                                      -------------   -------------   ------------   -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  63,903,295   $  14,154,274   $    223,676    $ --         $   --
   Mortality and expense risk
    charges.........................      9,787,529       4,790,582      1,957,296      11,630         19,294
   Distribution expense charges.....        220,157        --              --           --             --
   Administrative expense charges...        954,346         574,870        234,876       1,396          2,315
                                      -------------   -------------   ------------   -----------   -----------
       Net investment income
        (expense)...................  $  52,941,263   $   8,788,822   $ (1,968,496)   $(13,026)    $  (21,609)
                                      -------------   -------------   ------------   -----------   -----------
                                      -------------   -------------   ------------   -----------   -----------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 267,285,199   $  12,067,114   $ 29,861,505    $513,892     $1,726,076
     Cost of investments sold.......    205,115,450       7,554,344     25,584,337     519,604      1,727,754
                                      -------------   -------------   ------------   -----------   -----------
       Net realized gains (losses)..  $  62,169,749   $   4,512,770   $  4,277,168    $ (5,712)    $   (1,678)
                                      -------------   -------------   ------------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $ 133,626,673   $ 122,871,165   $ 16,355,150    $ 47,389     $  (64,127)
     Beginning of year..............    106,570,446      52,910,544      3,552,956      --             --
                                      -------------   -------------   ------------   -----------   -----------
       Change in unrealized
        appreciation
        (depreciation)..............  $  27,056,227   $  69,960,621   $ 12,802,194    $ 47,389     $  (64,127)
                                      -------------   -------------   ------------   -----------   -----------
     Realized and unrealized gains
      (losses)......................  $  89,225,976   $  74,473,391   $ 17,079,362    $ 41,677     $  (65,805)
                                      -------------   -------------   ------------   -----------   -----------
   INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS.................  $ 142,167,239   $  83,262,213   $ 15,110,866    $ 28,651     $  (87,414)
                                      -------------   -------------   ------------   -----------   -----------
                                      -------------   -------------   ------------   -----------   -----------

                                          FCG            GSS            HYS
                                      Sub-Account    Sub-Account    Sub-Account
                                      -----------   -------------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $   --        $  18,191,771   $  9,492,026
   Mortality and expense risk
    charges.........................     293,242        3,900,496      1,670,108
   Distribution expense charges.....      --               81,209         29,566
   Administrative expense charges...      35,189          386,851        170,847
                                      -----------   -------------   ------------
       Net investment income
        (expense)...................  $ (328,431)   $  13,823,215   $  7,621,505
                                      -----------   -------------   ------------
                                      -----------   -------------   ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $6,264,957    $  80,691,084   $ 89,548,001
     Cost of investments sold.......   6,013,559       83,195,407     83,844,433
                                      -----------   -------------   ------------
       Net realized gains (losses)..  $  251,398    $  (2,504,323)  $  5,703,568
                                      -----------   -------------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $  801,687    $   5,399,156   $  7,187,592
     Beginning of year..............     111,437       15,950,791      6,347,251
                                      -----------   -------------   ------------
       Change in unrealized
        appreciation
        (depreciation)..............  $  690,250    $ (10,551,635)  $    840,341
                                      -----------   -------------   ------------
     Realized and unrealized gains
      (losses)......................  $  941,648    $ (13,055,958)  $  6,543,909
                                      -----------   -------------   ------------
   INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS.................  $  613,217    $     767,257   $ 14,165,414
                                      -----------   -------------   ------------
                                      -----------   -------------   ------------

*For the period July 1, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                               MSS             MMS            RES             TRS            UTS
                                           Sub-Account     Sub-Account    Sub-Account     Sub-Account    Sub-Account
                                           ------------   -------------   ------------   -------------   ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 27,063,786   $  13,803,397   $  2,171,374   $  80,430,595   $  2,685,506
   Mortality and expense risk charges....     2,649,730       3,584,245      2,320,870      14,086,166        677,251
   Distribution expense charges..........        66,547          68,418        --              359,085        --
   Administrative expense charges........       251,421         361,691        278,504       1,331,255         81,270
                                           ------------   -------------   ------------   -------------   ------------
       Net investment income (expense)...  $ 24,096,088   $   9,789,043   $   (428,000)  $  64,654,089   $  1,926,985
                                           ------------   -------------   ------------   -------------   ------------
                                           ------------   -------------   ------------   -------------   ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $ 31,986,225   $ 601,132,062   $  5,303,758   $  76,812,211   $  6,901,492
     Cost of investments sold............    29,087,317     601,132,062      3,452,995      56,301,150      5,283,786
                                           ------------   -------------   ------------   -------------   ------------
       Net realized gains (losses).......  $  2,898,908   $    --         $  1,850,763   $  20,511,061   $  1,617,706
                                           ------------   -------------   ------------   -------------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $ 28,912,535   $    --         $ 42,800,056   $ 223,195,771   $ 13,599,433
     Beginning of year...................    24,275,006        --            8,623,371     172,733,800      7,026,868
                                           ------------   -------------   ------------   -------------   ------------
       Change in unrealized appreciation
        (depreciation)...................  $  4,637,529   $    --         $ 34,176,685   $  50,461,971   $  6,572,565
                                           ------------   -------------   ------------   -------------   ------------
     Realized and unrealized gains
      (losses)...........................  $  7,536,437   $    --         $ 36,027,448   $  70,973,032   $  8,190,271
                                           ------------   -------------   ------------   -------------   ------------
   INCREASE IN NET ASSETS FROM
    OPERATIONS...........................  $ 31,632,525   $   9,789,043   $ 35,599,448   $ 135,627,121   $ 10,117,256
                                           ------------   -------------   ------------   -------------   ------------
                                           ------------   -------------   ------------   -------------   ------------

                                              VAL           WAA            WGS
                                           Sub-Account* Sub-Account    Sub-Account
                                           ----------   -----------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............   $ --        $1,323,112    $  18,375,771
   Mortality and expense risk charges....     47,876       649,587        1,642,776
   Distribution expense charges..........     --            --               38,491
   Administrative expense charges........      5,745        77,950          158,642
                                           ----------   -----------   -------------
       Net investment income (expense)...   $(53,621)   $  595,575    $  16,535,862
                                           ----------   -----------   -------------
                                           ----------   -----------   -------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................   $458,854    $7,401,713    $  27,818,987
     Cost of investments sold............    435,556     5,772,117       30,531,078
                                           ----------   -----------   -------------
       Net realized gains (losses).......   $ 23,298    $1,629,596    $  (2,712,091)
                                           ----------   -----------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................   $744,641    $7,002,678    $  (5,431,957)
     Beginning of year...................     --         2,577,570        4,376,710
                                           ----------   -----------   -------------
       Change in unrealized appreciation
        (depreciation)...................   $744,641    $4,425,108    $  (9,808,667)
                                           ----------   -----------   -------------
     Realized and unrealized gains
      (losses)...........................   $767,939    $6,054,704    $ (12,520,758)
                                           ----------   -----------   -------------
   INCREASE IN NET ASSETS FROM
    OPERATIONS...........................   $714,318    $6,650,279    $   4,015,104
                                           ----------   -----------   -------------
                                           ----------   -----------   -------------

*For the period June 3, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                               WGR            WTR
                                           Sub-Account    Sub-Account        Total
                                           ------------   -----------   ---------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 12,008,681   $  432,723    $   264,259,987
   Mortality and expense risk charges....     2,171,808      322,479         50,582,965
   Distribution expense charges..........       --            --                863,473
   Administrative expense charges........       260,617       38,697          5,206,482
                                           ------------   -----------   ---------------
       Net investment income.............  $  9,576,256   $   71,547    $   207,607,067
                                           ------------   -----------   ---------------
                                           ------------   -----------   ---------------
 REALIZED AND UNREALIZED GAINS:
   Realized gains on investment
    transactions:
     Proceeds from sales.................  $ 43,985,963   $3,013,874    $ 1,292,772,967
     Cost of investments sold............    37,967,798    2,468,484      1,185,987,231
                                           ------------   -----------   ---------------
       Net realized gains................  $  6,018,165   $  545,390    $   106,785,736
                                           ------------   -----------   ---------------
   Net unrealized appreciation on
    investments:
     End of year.........................  $ 15,241,453   $3,870,720    $   616,160,015
     Beginning of year...................    13,826,397    1,024,871        419,908,018
                                           ------------   -----------   ---------------
       Change in unrealized
       appreciation......................  $  1,415,056   $2,845,849    $   196,251,997
                                           ------------   -----------   ---------------
     Realized and unrealized gains.......  $  7,433,221   $3,391,239    $   303,037,733
                                           ------------   -----------   ---------------
   INCREASE IN NET ASSETS FROM
    OPERATIONS...........................  $ 17,009,477   $3,462,786    $   510,644,800
                                           ------------   -----------   ---------------
                                           ------------   -----------   ---------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                              CAS                             CGS                             EGS
                                          Sub-Account                     Sub-Account                     Sub-Account
                                 -----------------------------   -----------------------------   -----------------------------
                                          Year Ended                      Year Ended                      Year Ended
                                         December 31,                    December 31,                    December 31,
                                 -----------------------------   -----------------------------   -----------------------------
                                     1996            1995            1996            1995            1996            1995*
                                 -------------   -------------   -------------   -------------   -------------   -------------
 OPERATIONS:
   Net investment income
    (expense)..................  $  52,941,263   $   4,868,051   $   8,788,822   $   1,641,149   $  (1,968,496)  $    (274,556)
   Net realized gains..........     62,169,749       8,669,752       4,512,770       1,559,779       4,277,168       2,216,787
   Net unrealized gains........     27,056,227     131,023,503      69,960,621      52,785,863      12,802,194       3,552,956
                                 -------------   -------------   -------------   -------------   -------------   -------------
     Increase in net assets
      from operations..........  $ 142,167,239   $ 144,561,306   $  83,262,213   $  55,986,791   $  15,110,866   $   5,495,187
                                 -------------   -------------   -------------   -------------   -------------   -------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received.................  $ 148,876,483   $ 120,979,478   $ 153,852,554   $  74,122,408   $ 122,215,402   $  34,471,454
     Net transfers between
      Sub-Accounts and Fixed
      Account..................     (5,608,366)     51,189,081      36,048,717      19,980,665      50,369,380      27,751,346
     Withdrawals, surrenders,
      annuitizations and
      contract charges.........    (47,835,347)    (35,672,499)    (19,835,752)    (11,060,939)     (8,085,001)       (532,429)
                                 -------------   -------------   -------------   -------------   -------------   -------------
       Net accumulation
        activity...............  $  95,432,770   $ 136,496,060   $ 170,065,519   $  83,042,134   $ 164,499,781   $  61,690,371
                                 -------------   -------------   -------------   -------------   -------------   -------------
   Annuitization Activity:
     Annuitizations............  $   1,193,495   $   1,153,294   $     437,102   $     201,542   $     286,409   $      50,528
     Annuity payments and
      contract charges.........       (347,090)       (216,005)       (129,806)        (58,715)        (13,624)           (593)
     Net transfers between
      Sub-Accounts.............        119,425         531,083         116,806           2,298          44,347           4,223
     Adjustments to annuity
      reserves.................        (50,462)        131,042         (87,515)         30,462          21,044         (56,551)
                                 -------------   -------------   -------------   -------------   -------------   -------------
       Net annuitization
        activity...............  $     915,368   $   1,599,414   $     336,587   $     175,587   $     338,176   $      (2,393)
                                 -------------   -------------   -------------   -------------   -------------   -------------
   Increase in net assets from
    participant transactions...  $  96,348,138   $ 138,095,474   $ 170,402,106   $  83,217,721   $ 164,837,957   $  61,687,978
                                 -------------   -------------   -------------   -------------   -------------   -------------
     Increase in net assets....  $ 238,515,377   $ 282,656,780   $ 253,664,319   $ 139,204,512   $ 179,948,823   $  67,183,165
 NET ASSETS:
   Beginning of year...........    662,169,440     379,512,660     270,155,693     130,951,181      67,183,165        --
                                 -------------   -------------   -------------   -------------   -------------   -------------
   End of year.................  $ 900,684,817   $ 662,169,440   $ 523,820,012   $ 270,155,693   $ 247,131,988   $  67,183,165
                                 -------------   -------------   -------------   -------------   -------------   -------------
                                 -------------   -------------   -------------   -------------   -------------   -------------

* For the period May 1, 1995 (commencement of operations) to December 31, 1995.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                       FCE           FCI                  FCG                            GSS
                                   Sub-Account   Sub-Account          Sub-Account                    Sub-Account
                                   -----------   -----------   --------------------------   -----------------------------
                                   Year Ended    Year Ended
                                    December      December             Year Ended                    Year Ended
                                       31,           31,              December 31,                  December 31,
                                                               --------------------------   -----------------------------
                                      1996*         1996*          1996         1995**          1996            1995
                                   -----------   -----------   ------------   -----------   -------------   -------------
 OPERATIONS:
   Net investment income
    (expense)....................  $  (13,026)   $  (21,609)   $   (328,431)  $   (10,744)  $  13,823,215   $  11,426,494
   Net realized gains (losses)...      (5,712)       (1,678)        251,398          (243)     (2,504,323)     (1,546,621)
   Net unrealized gains
    (losses).....................      47,389       (64,127)        690,250       111,437     (10,551,635)     29,605,147
                                   -----------   -----------   ------------   -----------   -------------   -------------
       Increase (decrease) in net
        assets from operations...  $   28,651    $  (87,414)   $    613,217   $   100,450   $     767,257   $  39,485,020
                                   -----------   -----------   ------------   -----------   -------------   -------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received...................  $1,048,658    $2,460,672    $ 19,437,825   $ 4,120,619   $  54,669,405   $  47,266,837
     Net transfers between
      Sub-Accounts and Fixed
      Account....................   2,213,104     3,215,694       8,809,224     3,003,996     (14,448,899)    (42,381,252)
     Withdrawals, surrenders,
      annuitizations and contract
      charges....................     (18,977)      (60,665)       (951,163)      (46,320)    (21,010,408)    (21,245,942)
                                   -----------   -----------   ------------   -----------   -------------   -------------
       Net accumulation
        activity.................  $3,242,785    $5,615,701    $ 27,295,886   $ 7,078,295   $  19,210,098   $ (16,360,357)
                                   -----------   -----------   ------------   -----------   -------------   -------------
   Annuitization Activity:
     Annuitizations..............  $   --        $   --        $     43,066   $   --        $     268,329   $     354,393
     Annuity payments and
      contract charges...........      --            --              (1,385)      --             (240,819)       (168,285)
     Net transfers between
      Sub-Accounts...............      --            --             --            --             (309,558)        (53,070)
     Adjustments to annuity
      reserves...................      --            --               1,480       --              (40,665)         33,716
                                   -----------   -----------   ------------   -----------   -------------   -------------
       Net annuitization
        activity.................  $   --        $   --        $     43,161   $   --        $    (322,713)  $     166,754
                                   -----------   -----------   ------------   -----------   -------------   -------------
   Increase (decrease) in net
    assets from participant
    transactions.................  $3,242,785    $5,615,701    $ 27,339,047   $ 7,078,295   $  18,887,385   $ (16,193,603)
                                   -----------   -----------   ------------   -----------   -------------   -------------
     Increase in net assets......  $3,271,436    $5,528,287    $ 27,952,264   $ 7,178,745   $  19,654,642   $  23,291,417
 NET ASSETS:
   Beginning of year.............      --            --           7,178,745       --          292,768,635     269,477,218
                                   -----------   -----------   ------------   -----------   -------------   -------------
   End of year...................  $3,271,436    $5,528,287    $ 35,131,009   $ 7,178,745   $ 312,423,277   $ 292,768,635
                                   -----------   -----------   ------------   -----------   -------------   -------------
                                   -----------   -----------   ------------   -----------   -------------   -------------

 * For the period July 1, 1996 (commencement of operations) to December 31,
1996.

** For the period October 4, 1995 (commencement of operations) to December 31, 1995.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                        HYS                             MSS
                                                    Sub-Account                     Sub-Account
                                           -----------------------------   -----------------------------
                                                    Year Ended                      Year Ended
                                                   December 31,                    December 31,
                                           -----------------------------   -----------------------------
                                               1996            1995            1996            1995
                                           -------------   -------------   -------------   -------------
 OPERATIONS:
   Net investment income.................  $   7,621,505   $   5,123,994   $  24,096,088   $   2,070,924
   Net realized gains....................      5,703,568       1,889,832       2,898,908       2,778,352
   Net unrealized gains..................        840,341       6,838,912       4,637,529      30,322,483
                                           -------------   -------------   -------------   -------------
       Increase in net assets from
        operations.......................  $  14,165,414   $  13,852,738   $  31,632,525   $  35,171,759
                                           -------------   -------------   -------------   -------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $  33,898,269   $  20,152,853   $  40,598,625   $  34,586,296
     Net transfers between Sub-Accounts
      and Fixed Account..................      4,326,619      22,611,563       7,831,933       9,193,092
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (11,758,613)     (7,980,818)    (13,315,281)     (9,392,233)
                                           -------------   -------------   -------------   -------------
       Net accumulation activity.........  $  26,466,275   $  34,783,598   $  35,115,277   $  34,387,155
                                           -------------   -------------   -------------   -------------
   Annuitization Activity:
     Annuitizations......................  $     137,217   $      16,894   $      82,609   $      92,920
     Annuity payments and contract
      charges............................        (79,990)        (68,402)        (76,110)        (56,337)
     Net transfers between
      Sub-Accounts.......................         14,805           8,428          41,877          94,161
     Adjustments to annuity reserves.....        (42,595)        (25,024)        (12,576)         (2,133)
                                           -------------   -------------   -------------   -------------
       Net annuitization activity........  $      29,437   $     (68,104)  $      35,800   $     128,611
                                           -------------   -------------   -------------   -------------
   Increase in net assets from
    participant transactions.............  $  26,495,712   $  34,715,494   $  35,151,077   $  34,515,766
                                           -------------   -------------   -------------   -------------
     Increase in net assets..............  $  40,661,126   $  48,568,232   $  66,783,602   $  69,687,525
 NET ASSETS:
   Beginning of year.....................    120,611,382      72,043,150     177,770,911     108,083,386
                                           -------------   -------------   -------------   -------------
   End of year...........................  $ 161,272,508   $ 120,611,382   $ 244,554,513   $ 177,770,911
                                           -------------   -------------   -------------   -------------
                                           -------------   -------------   -------------   -------------

                                                        MMS
                                                    Sub-Account
                                           -----------------------------
                                                    Year Ended
                                                   December 31,
                                           -----------------------------
                                               1996            1995
                                           -------------   -------------
 OPERATIONS:
   Net investment income.................  $   9,789,043   $   7,468,244
   Net realized gains....................       --              --
   Net unrealized gains..................       --              --
                                           -------------   -------------
       Increase in net assets from
        operations.......................  $   9,789,043   $   7,468,244
                                           -------------   -------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 208,990,259   $ 172,273,093
     Net transfers between Sub-Accounts
      and Fixed Account..................    (43,233,439)   (115,663,895)
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (46,733,186)    (34,523,223)
                                           -------------   -------------
       Net accumulation activity.........  $ 119,023,634   $  22,085,975
                                           -------------   -------------
   Annuitization Activity:
     Annuitizations......................  $   1,121,927   $     583,368
     Annuity payments and contract
      charges............................       (206,726)       (185,934)
     Net transfers between
      Sub-Accounts.......................       (190,340)       (656,607)
     Adjustments to annuity reserves.....        (23,831)        (33,157)
                                           -------------   -------------
       Net annuitization activity........  $     701,030   $    (292,330)
                                           -------------   -------------
   Increase in net assets from
    participant transactions.............  $ 119,724,664   $  21,793,645
                                           -------------   -------------
     Increase in net assets..............  $ 129,513,707   $  29,261,889
 NET ASSETS:
   Beginning of year.....................    232,317,142     203,055,253
                                           -------------   -------------
   End of year...........................  $ 361,830,849   $ 232,317,142
                                           -------------   -------------
                                           -------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                       RES                               TRS                      UTS
                                                   Sub-Account                       Sub-Account              Sub-Account
                                           ----------------------------   ---------------------------------   ------------
                                                    Year Ended                       Year Ended                Year Ended
                                                   December 31,                     December 31,              December 31,
                                           ----------------------------   ---------------------------------   ------------
                                               1996            1995            1996              1995             1996
                                           -------------   ------------   ---------------   ---------------   ------------
 OPERATIONS:
   Net investment income (expense).......  $    (428,000)  $   (383,608)  $    64,654,089   $    20,227,983   $  1,926,985
   Net realized gains....................      1,850,763        380,832        20,511,061        16,423,720      1,617,706
   Net unrealized gains..................     34,176,685      8,612,162        50,461,971       159,794,143      6,572,565
                                           -------------   ------------   ---------------   ---------------   ------------
     Increase in net assets from
      operations.........................  $  35,599,448   $  8,609,386   $   135,627,121   $   196,445,846   $ 10,117,256
                                           -------------   ------------   ---------------   ---------------   ------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 156,881,700   $ 44,406,655   $   158,550,497   $   114,688,434   $ 18,235,404
     Net transfers between Sub-Accounts
      and Fixed Account..................     64,021,188     15,859,913         7,794,293        (1,317,333)       835,305
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................     (7,956,041)    (1,251,158)      (79,238,642)      (63,409,172)    (3,059,763)
                                           -------------   ------------   ---------------   ---------------   ------------
       Net accumulation activity.........  $ 212,946,847   $ 59,015,410   $    87,106,148   $    49,961,929   $ 16,010,946
                                           -------------   ------------   ---------------   ---------------   ------------
   Annuitization Activity:
     Annuitizations......................  $     557,791   $    404,830   $       505,447   $       238,231   $    116,582
     Annuity payments and contract
      charges............................        (62,358)       (20,548)         (762,883)         (656,053)       (18,434)
     Net transfers between Sub-Accounts..        118,346        (57,959)           56,990            17,486        --
     Adjustments to annuity reserves.....         38,061         82,075           (87,530)          (16,966)       (82,561)
                                           -------------   ------------   ---------------   ---------------   ------------
       Net annuitization activity........  $     651,840   $    408,398   $      (287,976)  $      (417,302)  $     15,587
                                           -------------   ------------   ---------------   ---------------   ------------
   Increase in net assets from
    participant transactions.............  $ 213,598,687   $ 59,423,808   $    86,818,172   $    49,544,627   $ 16,026,533
                                           -------------   ------------   ---------------   ---------------   ------------
     Increase in net assets..............  $ 249,198,135   $ 68,033,194   $   222,445,293   $   245,990,473   $ 26,143,789
 NET ASSETS:
   Beginning of year.....................     71,904,474      3,871,280     1,024,201,404       778,210,931     41,793,507
                                           -------------   ------------   ---------------   ---------------   ------------
   End of year...........................  $ 321,102,609   $ 71,904,474   $ 1,246,646,697   $ 1,024,201,404   $ 67,937,296
                                           -------------   ------------   ---------------   ---------------   ------------
                                           -------------   ------------   ---------------   ---------------   ------------

                                                              VAL
                                                          Sub-Account
                                                          ------------
                                                           Year Ended
                                                          December 31,

                                               1995          1996*
                                           ------------   ------------
 OPERATIONS:
   Net investment income (expense).......  $    270,357   $    (53,621)
   Net realized gains....................       265,908         23,298
   Net unrealized gains..................     7,447,367        744,641
                                           ------------   ------------
     Increase in net assets from
      operations.........................  $  7,983,632        714,318
                                           ------------   ------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $ 12,426,034   $ 10,936,155
     Net transfers between Sub-Accounts
      and Fixed Account..................     2,364,291      5,122,274
     Withdrawals, surrenders,
      annuitizations and contract
      charges............................    (2,335,754)       (63,860)
                                           ------------   ------------
       Net accumulation activity.........  $ 12,454,571   $ 15,994,569
                                           ------------   ------------
   Annuitization Activity:
     Annuitizations......................  $     16,672   $    --
     Annuity payments and contract
      charges............................        (7,291)       --
     Net transfers between Sub-Accounts..         9,915        --
     Adjustments to annuity reserves.....        (2,791)       --
                                           ------------   ------------
       Net annuitization activity........  $     16,505        --
                                           ------------   ------------
   Increase in net assets from
    participant transactions.............  $ 12,471,076   $ 15,994,569
                                           ------------   ------------
     Increase in net assets..............  $ 20,454,708   $ 16,708,887
 NET ASSETS:
   Beginning of year.....................    21,338,799        --
                                           ------------   ------------
   End of year...........................  $ 41,793,507   $ 16,708,887
                                           ------------   ------------
                                           ------------   ------------

*For the period June 3, 1996 (commencement of operations) to December 31, 1996.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                  WAA                            WGS                             WGR
                                              Sub-Account                    Sub-Account                     Sub-Account
                                      ---------------------------   -----------------------------   -----------------------------
                                              Year Ended                     Year Ended                      Year Ended
                                             December 31,                   December 31,                    December 31,
                                      ---------------------------   -----------------------------   -----------------------------
                                          1996           1995           1996            1995            1996            1995
                                      ------------   ------------   -------------   -------------   -------------   -------------
 OPERATIONS:
   Net investment income
    (expense).......................  $    595,575   $   (175,907)  $  16,535,862   $   5,279,650   $   9,576,256   $   1,467,987
   Net realized gains (losses)......     1,629,596        120,590      (2,712,091)         21,142       6,018,165         871,201
   Net unrealized gains (losses)....     4,425,108      2,559,790      (9,808,667)     12,299,610       1,415,056      14,693,578
                                      ------------   ------------   -------------   -------------   -------------   -------------
     Increase in net assets from
      operations....................  $  6,650,279   $  2,504,473   $   4,015,104   $  17,600,402   $  17,009,477   $  17,032,766
                                      ------------   ------------   -------------   -------------   -------------   -------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $ 33,549,719   $ 14,182,774   $  10,730,732   $  12,226,329   $  40,398,624   $  27,109,744
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    13,363,954      6,506,983     (13,803,477)     (8,347,691)      3,588,236       5,024,725
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................    (2,987,226)      (403,056)    (11,401,973)     (8,464,694)     (9,375,496)     (7,221,767)
                                      ------------   ------------   -------------   -------------   -------------   -------------
       Net accumulation activity....  $ 43,926,447   $ 20,286,701   $ (14,474,718)  $  (4,586,056)  $  34,611,364   $  24,912,702
                                      ------------   ------------   -------------   -------------   -------------   -------------
   Annuitization Activity:
     Annuitizations.................  $    174,043   $    --        $      55,515   $       9,873   $     157,641   $     398,205
     Annuity payments and contract
      charges.......................       (17,132)       (10,989)       (171,649)       (159,462)        (71,968)        (48,306)
     Net transfers between
      Sub-Accounts..................       --              78,757         (25,947)       --                13,731           6,845
     Adjustments to annuity
      reserves......................        16,443          5,357          (4,679)         49,038           8,938          42,104
                                      ------------   ------------   -------------   -------------   -------------   -------------
       Net annuitization activity...  $    173,354   $     73,125   $    (146,760)  $    (100,551)  $     108,342   $     398,848
                                      ------------   ------------   -------------   -------------   -------------   -------------
   Increase (decrease) in net assets
    from participant transactions...  $ 44,099,801   $ 20,359,826   $ (14,621,478)  $  (4,686,607)  $  34,719,706   $  25,311,550
                                      ------------   ------------   -------------   -------------   -------------   -------------
     Increase (decrease) in net
      assets........................  $ 50,750,080   $ 22,864,299   $ (10,606,374)  $  12,913,795   $  51,729,183   $  42,344,316
 NET ASSETS:
   Beginning of year................    25,867,417      3,003,118     138,350,259     125,436,464     141,497,630      99,153,314
                                      ------------   ------------   -------------   -------------   -------------   -------------
   End of year......................  $ 76,617,497   $ 25,867,417   $ 127,743,885   $ 138,350,259   $ 193,226,813   $ 141,497,630
                                      ------------   ------------   -------------   -------------   -------------   -------------
                                      ------------   ------------   -------------   -------------   -------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                  WTR
                                              Sub-Account                         Total
                                      ---------------------------   ---------------------------------
                                              Year Ended                       Year Ended
                                             December 31,                     December 31,
                                      ---------------------------   ---------------------------------
                                          1996           1995            1996              1995
                                      ------------   ------------   ---------------   ---------------
 OPERATIONS:
   Net investment income
    (expense).......................  $     71,547   $    (87,058)  $   207,607,067   $    58,912,960
   Net realized gains...............       545,390         62,601       106,785,736        33,713,632
   Net unrealized gains.............     2,845,849      1,020,693       196,251,997       460,667,644
                                      ------------   ------------   ---------------   ---------------
     Increase in net assets from
      operations....................  $  3,462,786   $    996,236   $   510,644,800   $   553,294,236
                                      ------------   ------------   ---------------   ---------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $ 16,294,987   $ 10,064,130   $ 1,231,625,970   $   743,077,138
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................     5,434,372      1,710,064       135,880,112        (2,514,452)
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................    (1,579,132)      (505,397)     (285,266,526)     (204,045,401)
                                      ------------   ------------   ---------------   ---------------
       Net accumulation activity....  $ 20,150,227   $ 11,268,797   $ 1,082,239,556   $   536,517,285
                                      ------------   ------------   ---------------   ---------------
   Annuitization Activity:
     Annuitizations.................  $    --        $    141,543   $     5,137,173   $     3,662,293
     Annuity payments and contract
      charges.......................       (17,146)        (6,755)       (2,217,120)       (1,663,675)
     Net transfers between
      Sub-Accounts..................       --                (394)              482           (14,834)
     Adjustments to annuity
      reserves......................       (10,126)        15,473          (356,574)          252,645
                                      ------------   ------------   ---------------   ---------------
       Net annuitization activity...  $    (27,272)  $    149,867   $     2,563,961   $     2,236,429
                                      ------------   ------------   ---------------   ---------------
   Increase in net assets from
    participant transactions........  $ 20,122,955   $ 11,418,664   $ 1,084,803,517   $   538,753,714
                                      ------------   ------------   ---------------   ---------------
     Increase in net assets.........  $ 23,585,741   $ 12,414,900   $ 1,595,448,317   $ 1,092,047,950
 NET ASSETS:
   Beginning of year................    13,798,931      1,384,031     3,287,568,735     2,195,520,785
                                      ------------   ------------   ---------------   ---------------
   End of year......................  $ 37,384,672   $ 13,798,931   $ 4,883,017,052   $ 3,287,568,735
                                      ------------   ------------   ---------------   ---------------
                                      ------------   ------------   ---------------   ---------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on July 13, 1989 as a funding vehicle for the variable portion of certain group combination fixed/variable annuity contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust"), an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, a subsidiary of the Sponsor, is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25% for Regatta and Regatta Gold contracts and 1.00% for Regatta Classic contracts.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 or 2% of the participant's account value in the case of Regatta and Regatta Gold and $50 for Regatta Classic is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta and Regatta Gold, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Regatta contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to such contracts. Accounts are transferred from MFS Regatta -- Level 1 to MFS Regatta -- Level 2 in the month following the seventh account anniversary. No deduction for the distribution expense charge is made after the seventh account anniversary.

As reimbursement for administrative expenses attributable to Regatta Gold and Regatta Classic contracts which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% or 3%, as stated in each participant's certificate. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                                                                  Units
                                                                                      Units Transferred        Withdrawn,
                                                                                  Between Sub-Accounts and     Surrendered
                                   Units Outstanding                                                               and
                                   Beginning of Year        Units Purchased             Fixed Account          Annuitized
                                 ----------------------  ----------------------  ---------------------------   -----------
                                                                                                               Year Ended
                                       Year Ended              Year Ended                Year Ended             December
                                      December 31,            December 31,              December 31,               31,
                                 ----------------------  ----------------------  ---------------------------   -----------
                                    1996        1995        1996        1995         1996           1995          1996
                                 ----------  ----------  ----------  ----------  ------------   ------------   -----------
 MFS REGATTA CONTRACTS
 ------------------------------
 CAS Sub-Account -- Level 1....   6,615,207   6,184,731       3,487       8,683       267,320      1,002,774      (569,709)
 CAS Sub-Account -- Level 2*...      --          --          62,873      --               142        --             (4,047)
 GSS Sub-Account -- Level 1....   3,535,152   4,235,203       1,574          48       206,595       (289,212)     (380,671)
 GSS Sub-Account -- Level 2*...      --          --          59,729      --             3,442        --             (7,280)
 HYS Sub-Account -- Level 1....   1,068,412     839,825      --          --           271,328        332,946      (135,360)
 MSS Sub-Account -- Level 1....   2,150,361   2,066,642      --          12,503       253,891        206,072      (202,039)
 MSS Sub-Account -- Level 2*...      --          --          18,662      --           --             --             (4,392)
 MMS Sub-Account -- Level 1....   3,453,907   3,873,044       7,940       6,171     1,420,458        315,466    (1,022,567)
 MMS Sub-Account -- Level 2*...      --          --          74,316      --            (3,576)       --            (11,178)
 TRS Sub-Account -- Level 1....  13,106,997  14,225,539       2,594       4,093       580,878        117,384    (1,229,466)
 TRS Sub-Account -- Level 2*...      --          --          61,666      --           --             --            (29,118)
 WGS Sub-Account -- Level 1....   1,730,002   1,967,375      --          --            (4,348)       (87,581)     (265,365)
 WGS Sub-Account -- Level 2*...      --          --           4,988      --           --             --             (1,663)


                                                 Units Outstanding
                                                    End of Year
                                               ----------------------

                                                     Year Ended
                                                    December 31,
                                               ----------------------
                                    1995          1996        1995
                                 -----------   ----------  ----------
 MFS REGATTA CONTRACTS
 ------------------------------
 CAS Sub-Account -- Level 1....     (580,981)   6,316,305   6,615,207
 CAS Sub-Account -- Level 2*...      --            58,968      --
 GSS Sub-Account -- Level 1....     (410,887)   3,362,650   3,535,152
 GSS Sub-Account -- Level 2*...      --            55,891      --
 HYS Sub-Account -- Level 1....     (104,359)   1,204,380   1,068,412
 MSS Sub-Account -- Level 1....     (134,856)   2,202,213   2,150,361
 MSS Sub-Account -- Level 2*...      --            14,270      --
 MMS Sub-Account -- Level 1....     (740,774)   3,859,738   3,453,907
 MMS Sub-Account -- Level 2*...      --            59,562      --
 TRS Sub-Account -- Level 1....   (1,240,019)  12,461,003  13,106,997
 TRS Sub-Account -- Level 2*...      --            32,548      --
 WGS Sub-Account -- Level 1....     (149,792)   1,460,289   1,730,002
 WGS Sub-Account -- Level 2*...      --             3,325      --

*For the period December 9, 1996 (commencement of operations) to December 31, 1996.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                                                  Units
                                                                                                               Withdrawn,
                                                                                      Units Transferred        Surrendered
                                                                                  Between Sub-Accounts and         and
                                   Units Outstanding                                                           Annuitized
                                   Beginning of Year        Units Purchased             Fixed Account          -----------
                                 ----------------------  ----------------------  ---------------------------   Year Ended
                                       Year Ended              Year Ended                Year Ended             December
                                      December 31,            December 31,              December 31,               31,
                                 ----------------------  ----------------------  ---------------------------   -----------
 MFS REGATTA GOLD CONTRACTS         1996        1995        1996        1995         1996           1995          1996
 ------------------------------  ----------  ----------  ----------  ----------  ------------   ------------   -----------
 CAS Sub-Account...............  27,782,739  19,909,649   7,263,696   7,106,728      (496,244)     2,287,026    (1,753,398)
 CGS Sub-Account...............  16,712,586  10,979,711   8,644,701   5,181,021     2,000,284      1,359,507    (1,157,596)
 EGS Sub-Account*..............   5,346,104      --       8,728,028   2,978,021     3,530,938      2,420,603      (607,026)
 FCG Sub-Account**.............     711,179      --       1,891,793     414,060       856,286        301,717       (98,662)
 FCI Sub-Account***............      --          --         250,279      --           323,501        --             (9,038)
 FCE Sub-Account***............      --          --         107,088      --           224,483        --             (1,941)
 GSS Sub-Account...............  18,082,586  18,784,262   4,278,441   3,836,496    (1,392,606)    (3,241,260)   (1,254,307)
 HYS Sub-Account...............   6,880,080   4,605,818   2,241,058   1,439,990       (53,191)     1,286,018      (643,658)
 MSS Sub-Account...............   8,542,869   6,351,641   2,422,482   2,269,426       147,148        411,655      (570,773)
 MMS Sub-Account...............  17,186,041  14,774,386  18,886,918  16,108,059    (5,479,056)   (11,138,037)   (3,318,320)
 RES Sub-Account...............   5,341,160     392,528  10,525,524   3,726,811     4,302,978      1,346,160      (591,917)
 TRS Sub-Account...............  53,091,748  48,270,556  10,291,268   8,512,923      (170,571)      (391,980)   (3,704,429)
 UTS Sub-Account...............   3,410,047   2,273,439   1,448,517   1,164,148        68,243        204,917      (255,615)
 VAL Sub-Account****...........      --          --       1,039,259      --           492,924        --            (11,396)
 WAA Sub-Account...............   2,141,041     299,210   2,590,553   1,294,348     1,048,013        590,509      (240,597)
 WGS Sub-Account...............   8,272,858   8,334,019     818,386     981,591    (1,036,800)      (532,375)     (543,678)
 WGR Sub-Account...............  11,421,691   9,182,555   3,069,026   2,422,350       227,986        475,925      (728,757)
 WTR Sub-Account...............   1,170,586     138,126   1,353,637     922,160       448,221        159,909      (136,365)


                                                 Units Outstanding
                                                    End of Year
                                               ----------------------
                                                     Year Ended
                                                    December 31,
                                               ----------------------
 MFS REGATTA GOLD CONTRACTS         1995          1996        1995
 ------------------------------  -----------   ----------  ----------
 CAS Sub-Account...............   (1,520,664)  32,796,793  27,782,739
 CGS Sub-Account...............     (807,653)  26,199,975  16,712,586
 EGS Sub-Account*..............      (52,520)  16,998,044   5,346,104
 FCG Sub-Account**.............       (4,598)   3,360,596     711,179
 FCI Sub-Account***............      --           564,742      --
 FCE Sub-Account***............      --           329,630      --
 GSS Sub-Account...............   (1,296,912)  19,714,114  18,082,586
 HYS Sub-Account...............     (451,746)   8,424,289   6,880,080
 MSS Sub-Account...............     (489,853)  10,541,726   8,542,869
 MMS Sub-Account...............   (2,558,367)  27,275,583  17,186,041
 RES Sub-Account...............     (124,339)  19,577,745   5,341,160
 TRS Sub-Account...............   (3,299,751)  59,508,016  53,091,748
 UTS Sub-Account...............     (232,457)   4,671,192   3,410,047
 VAL Sub-Account****...........      --         1,520,787      --
 WAA Sub-Account...............      (43,026)   5,539,010   2,141,041
 WGS Sub-Account...............     (510,377)   7,510,766   8,272,858
 WGR Sub-Account...............     (659,139)  13,989,946  11,421,691
 WTR Sub-Account...............      (49,609)   2,836,079   1,170,586

   *1995 activity is for the period May 1, 1995 (commencement of operations) to December 31, 1995.
  **1995 activity is for the period October 4, 1995 (commencement of operations) to December 31, 1995.
 ***For the period July 1, 1996 (commencement of operations) to December 31,
1996.
****For the period June 3, 1996 (commencement of operations) to December 31,
1996.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                            Units
                                                         Transferred       Units
                                   Units                 Between Sub-   Withdrawn,      Units
                                 Outstanding             Accounts and   Surrendered   Outstanding
                                 Beginning     Units        Fixed           and         End of
                                 of Period   Purchased     Account      Annuitized      Period
                                 ----------  ----------  ------------   -----------   ----------

 MFS REGATTA CLASSIC CONTRACTS
 ------------------------------
 CAS Sub-Account*..............    --          1,892         --             --          1,892
 CGS Sub-Account*..............    --          8,005          (4,460)       --          3,545
 EGS Sub-Account*..............    --         11,935          (2,191)       --          9,744
 FCI Sub-Account**.............    --          2,249         --             --          2,249
 FCE Sub-Account**.............    --            352            (212)       --            140
 GSS Sub-Account**.............    --          6,514         --             --          6,514
 HYS Sub-Account*..............    --          7,097           1,122        --          8,219
 MMS Sub-Account**.............    --         13,813         --             --         13,813
 RES Sub-Account***............    --         25,659               6        --         25,665
 TRS Sub-Account***............    --         33,797           6,778        --         40,575
 VAL Sub-Account*..............    --          8,416           1,162        --          9,578
 WAA Sub-Account*..............    --          7,086            (638)       --          6,448
 WGR Sub-Account****...........    --          --                 71        --             71

   *For the period December 2, 1996 (commencement of operations) to December 31, 1996.
  **For the period December 9, 1996 (commencement of operations) to December 31, 1996.
 ***For the period November 27, 1996 (commencement of operations) to December 31, 1996.
****Operations commenced on December 31, 1996.

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account F and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") as of December 31, 1996, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1996 and 1995. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1996, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 7, 1997

                    ----------------------------------------

This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

MFS REGATTA
MFS REGATTA GOLD
MFS REGATTA CLASSIC

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
JOHN D. McNEIL, Chairman and Director
DONALD A. STEWART, President and Director
DAVID D. HORN, Senior Vice President and
  General Manager and Director
RICHARD B. BAILEY, Director
A. KEITH BRODKIN, Director
M. COLYER CRUM, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
MARGARET SEARS MEAD, Assistant Vice President
  and Secretary
L. BROCK THOMSON, Vice President
  and Treasurer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Annuity Service Center
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
500 Boylston Street, Boston, Massachusetts 02116-3741

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044-7566

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110-1616
 ACCOUNT INFORMATION
 For account information, please call toll free:
 1-800-752-7218 anytime from a touch-tone telephone.
 To speak with a customer service representative, please call toll free: 1-800-752-7215 any business day from 8 a.m. to 6 p.m. Eastern time.

                                                             GOLD-2 2/97 130M

                                 [REGATTA LOGO]

                              [REGATTA GOLD LOGO]

                             [REGATTA CLASSIC LOGO]

                       ANNUAL REPORT - DECEMBER 31, 1996

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY
                                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.),
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                            SUN LIFE ASSURANCE COMPANY OF CANADA